Balance Sheet Items - Other Receivables and Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Government grant receivables	$ 0	$ 5,258
Other Receivables	12,353	21,380
Total other current receivables	$ 12,353	$ 26,638